Commitments and Contingencies (Allowance For Doubtful Debts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Balance at beginning of period	$ 1,361	$ 1,323	$ 2,227
Provision	344	272	307
Reversal of provision	(164)	(218)	(140)
Write-off of provision	(15)	(16)	(1,071)
Balance at end of period	$ 1,526	$ 1,361	$ 1,323